Financial instruments - Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt securities
Total assets	¥ 35,293,173	¥ 34,107,490
Liabilities
Long-term debt including the current portion	2,354,287	2,275,828
Total liabilities	26,783,022	26,351,385
Financial liabilities at amortised cost, category [member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,722,896	1,685,275
Investment contract liabilities	60,558	59,578
Total liabilities	1,783,454	1,744,853
Financial liabilities at amortised cost, category [member] | Carrying amount [member]
Liabilities
Long-term debt including the current portion	1,754,817	1,704,102
Investment contract liabilities	62,772	60,392
Total liabilities	1,817,589	1,764,494
Financial liabilities at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,621,264	1,606,340
Investment contract liabilities	60,558	59,578
Total liabilities	1,681,822	1,665,918
Financial liabilities at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	101,632	78,935
Total liabilities	101,632	78,935
Financial assets at amortised cost, category [member] | At fair value [member]
Assets
Housing Loans in the Banking Business	3,709,148	3,634,011
Debt securities
Total assets	4,229,370	4,030,179
Financial assets at amortised cost, category [member] | Carrying amount [member]
Assets
Housing Loans in the Banking Business	3,763,261	3,574,468
Debt securities
Total assets	4,284,315	3,970,949
Financial assets at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Debt securities
Total assets	66,726	13,411
Financial assets at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Assets
Housing Loans in the Banking Business	3,709,148	3,634,011
Debt securities
Total assets	4,162,644	4,016,768
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	11,696
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	11,626
Financial assets at amortised cost, category [member] | Japanese local government bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	11,696
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	24,273	9,957
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	24,916	9,950
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	24,273	9,957
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	937	3,413
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	935	3,386
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	937	3,413
Financial assets at amortised cost, category [member] | Securitized Products [Member] | At fair value [member]
Debt securities
Debt instruments held	439,132	378,389
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Carrying amount [member]
Debt securities
Debt instruments held	439,281	378,736
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	439,132	378,389
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | At fair value [member]
Debt securities
Debt instruments held	44,184	4,409
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Carrying amount [member]
Debt securities
Debt instruments held	44,296	4,409
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	29,820	41
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	¥ 14,364	¥ 4,368